Consolidated Statements of Changes in Stockholders' Equity (Annual) (Audited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance – August 31, 2023 at Aug. 31, 2021	$ 226,590	$ 120	$ 11,009,517	$ (6,578,978)	$ (7,473)	$ 4,649,776
Shares, Issued at Aug. 31, 2021	226,589,735	120,000
Put Shares issued for cash	$ 14,900		216,002			230,902
[custom:StockIssuedDuringPeriodPutSharesForCashShares]	14,900,000
Preferred shares Series C issuance		$ 758	586,148			586,906
[custom:SeriesCPreferredSharesIssuedShares]		757,965
Preferred shares series C converted into common shares	$ 85,715	$ (422)	(85,293)
Stock Issued During Period, Shares, Conversion of Units	85,715,176	(422,115)
Dividend in connection with Preferred shares series C			174,731			174,731
[custom:StockIssuedDuringPeriodPenaltyInConnectionSeriesCShares]
Preferred shares series D issuance			172,040			172,040
[custom:SeriesDPreferredSharesIssuedShares]		187
Preferred shares series D and dividend shares converted into common shares	$ 12,307		(12,307)
[custom:StockIssuedDuringPeriodSharesConversionOfUnitsSeriesD]	12,307,672	(187)
Stock based compensation - consultants	$ 45,000		576,000		(202,484)	418,516
Stock Issued During Period, Shares, Issued for Services	45,000,000
Net loss				(2,210,923)		(2,210,923)
Balance – February 29, 2024 at Aug. 31, 2022	$ 384,512	$ 456	12,636,838	(8,789,901)	(209,957)	4,021,948
Shares, Issued at Aug. 31, 2022	384,512,583	455,850
Preferred shares Series C issuance		$ 90	68,910			69,000
[custom:SeriesCPreferredSharesIssuedShares]		90,275
Stock Issued During Period, Shares, Issued for Services
Net loss				(2,278,329)		(2,278,329)
Issuance of common shares	$ 200,000		(53,525)			146,475
Stock Issued During Period, Shares, New Issues	200,000,000
Preferred shares series C waived			10,629			10,629
Stock Issued During Period, Shares, Other
Imputed Interest
Balance – February 29, 2024 at Feb. 28, 2023	$ 880,905	$ 369	12,366,636	(11,068,230)	(51,586)	2,128,094
Shares, Issued at Feb. 28, 2023	880,904,816	368,975
Balance – August 31, 2023 at Aug. 31, 2022	$ 384,512	$ 456	12,636,838	(8,789,901)	(209,957)	4,021,948
Shares, Issued at Aug. 31, 2022	384,512,583	455,850
Preferred shares Series C issuance		$ 90	68,910			69,000
[custom:SeriesCPreferredSharesIssuedShares]		90,275
Preferred shares series C converted into common shares	$ 700,771	$ (250)	(700,521)
Stock Issued During Period, Shares, Conversion of Units	700,770,802	(250,268)
Dividend in connection with Preferred shares series C			31,387			31,387
[custom:StockIssuedDuringPeriodPenaltyInConnectionSeriesCShares]
Stock based compensation - consultants					209,957	209,957
Stock Issued During Period, Shares, Issued for Services
Net loss				(3,598,097)		(3,598,097)
Issuance of common shares	$ 200,000		(53,525)			146,475
Stock Issued During Period, Shares, New Issues	200,000,000
Preferred shares series C waived		$ (1)	1
Stock Issued During Period, Shares, Other		(1,436)
Imputed Interest			10,318			10,318
[custom:ReceivableWithInputedInterestShares]
Balance – February 29, 2024 at Aug. 31, 2023	$ 1,285,283	$ 295	11,993,408	(12,387,998)		890,988
Shares, Issued at Aug. 31, 2023	1,285,283,385	294,421
Balance – August 31, 2023 at Nov. 30, 2022	$ 659,550	$ 450	12,583,045	(9,999,691)	(127,157)	3,116,197
Shares, Issued at Nov. 30, 2022	659,550,369	450,050
Stock Issued During Period, Shares, Issued for Services
Net loss				(1,068,539)		(1,068,539)
Preferred shares series C waived			4,865			4,865
Stock Issued During Period, Shares, Other
Balance – February 29, 2024 at Feb. 28, 2023	$ 880,905	$ 369	12,366,636	(11,068,230)	(51,586)	2,128,094
Shares, Issued at Feb. 28, 2023	880,904,816	368,975
Balance – August 31, 2023 at Aug. 31, 2023	$ 1,285,283	$ 295	11,993,408	(12,387,998)		890,988
Shares, Issued at Aug. 31, 2023	1,285,283,385	294,421
Stock based compensation - consultants	$ 225,000		(180,000)			45,000
Stock Issued During Period, Shares, Issued for Services	225,000,000
Net loss				(451,319)		(451,319)
Imputed Interest			20,783			20,783
[custom:ReceivableWithInputedInterestShares]
Balance – February 29, 2024 at Feb. 29, 2024	$ 2,331,965	$ 100	11,012,704	(12,839,317)		505,452
Shares, Issued at Feb. 29, 2024	2,331,965,321	100,000
Balance – August 31, 2023 at Nov. 30, 2023	$ 2,566,965	$ 120	10,770,780	(12,344,398)		993,467
Shares, Issued at Nov. 30, 2023	2,566,965,321	120,000
Net loss				(494,919)		(494,919)
Imputed Interest			6,904			6,904
[custom:ReceivableWithInputedInterestShares]
Balance – February 29, 2024 at Feb. 29, 2024	$ 2,331,965	$ 100	$ 11,012,704	$ (12,839,317)		$ 505,452
Shares, Issued at Feb. 29, 2024	2,331,965,321	100,000